PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details) - CAD ($) $ in Thousands				12 Months Ended
	Aug. 20, 2022	Aug. 03, 2022	Jun. 10, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Short-term investments, classified as cash equivalents				$ 301	$ 100
Annual interest rates	0.10%	0.05%	0.10%
Impairment of prepaid asset				$ 1,349	$ 0
Guaranteed investment certificates
Disclosure of detailed information about financial instruments [line items]
Short-term investments, classified as cash equivalents	$ 100	$ 100	$ 101